Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024		Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 159,927		$ 362,504
Restricted cash	0		3,184
Short-term investments	744,498		597,770
Accounts receivable, net (including $1,506 and $494, respectively, due from a related party as of December 31, 2023 and 2024)	53,762		71,618
Prepaid and other current assets (including $33,665 and $33,170, respectively, due from a related party as of December 31, 2023 and 2024)	83,575		81,971
Total current assets	1,041,762		1,117,047
Fixed assets, net	252,860	[1]	269,058	[2]
Goodwill	46,944		47,163
Long-term investments, net	43,120		45,198
Intangible assets, net	7,695		2,226
Long-term time deposits	331,290		388,613
Other assets	10,995		12,793
Total assets	1,734,666		1,882,098
Current liabilities:
Accounts payable (including accounts payable of consolidated variable interest entities ("VIEs") without recourse to the Company of $7,916 and $5,159, respectively, as of December 31, 2023 and 2024)	36,043		44,609
Accrued liabilities (including accrued liabilities of consolidated VIEs without recourse to the Company of $28,525 and $24,700, respectively, as of December 31, 2023 and 2024)	97,138		103,779
Receipts in advance and deferred revenue (including receipts in advance and deferred revenue of consolidated VIEs without recourse to the Company of $43,958 and $46,845, respectively, as of December 31, 2023 and 2024)	51,007		50,829
Accrued salary and benefits (including accrued salary and benefits of consolidated VIEs without recourse to the Company of $4,534 and $3,046, respectively, as of December 31, 2023 and 2024)	47,232		50,330
Tax payables (including tax payables of consolidated VIEs without recourse to the Company of $1,067 and $2,353, respectively, as of December 31, 2023 and 2024)	14,225		11,363
Other short-term liabilities (including other short-term liabilities of consolidated VIEs without recourse to the Company of $13,883 and $10,488, respectively, as of December 31, 2023 and 2024, and due to a related party of $34,123 as of both December 31, 2023 and 2024.)	76,322		81,482
Total current liabilities	321,967		342,392
Long-term other payables	2,807		3,924
Long-term tax liabilities (including long-term tax liabilities of consolidated VIEs without recourse to the Company of $13,021 and $12,830, respectively, as of December 31, 2023 and 2024)	211,848		212,859
Deferred tax liabilities	273,697		261,515
Other long-term liabilities (including other long-term liabilities of consolidated VIEs without recourse to the Company of $33 and $53, respectively, as of December 31, 2023 and 2024)	1,659		2,130
Total long-term liabilities	490,011		480,428
Total liabilities	811,978		822,820
Commitments and contingencies
Sohu.com Limited shareholders' equity:
Ordinary Shares: $0.001 par value per share (75,400 shares authorized; 33,049 shares and 30,065 shares, respectively, issued and outstanding as of December 31, 2023 and 2024)	30		34
Additional paid-in capital	839,949		866,551
Treasury Stock: $0.001 par value per share (696 shares and 345 shares, respectively, as of December 31, 2023 and 2024)	(4,637)		(6,560)
Accumulated other comprehensive loss	(58,149)		(46,480)
Accumulated earnings	145,142		245,411
Total Sohu.com Limited shareholders' equity	922,335		1,058,956
Noncontrolling interest	353		322
Total shareholders' equity	922,688		1,059,278
Total liabilities and shareholders' equity	$ 1,734,666		$ 1,882,098

[1]	Total additions to fixed assets of Sohu and Changyou were $0.6 million and $0.7 million, respectively, for the year ended December 31, 2024.
[2]	Total additions to fixed assets of Sohu and Changyou were $1.1 million and $1.2 million, respectively, for the year ended December 31, 2023.